THIS SUPPLEMENT IS NOT PART OF THE SHAREHOLDER REPORT.

  SUPPLEMENT DATED AUGUST 22, 2008 TO THE FOLLOWING APRIL 30, 2008 PROSPECTUSES

                         SCHWAB MUNICIPAL MONEY FUNDS -
                              SWEEP INVESTMENTS TM

                       SCHWAB MUNICIPAL MONEY FUND TM -
                         INSTITUTIONAL AND SELECT SHARES

                      SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

1.   CHANGES WITH RESPECT TO THE SCHWAB MUNICIPAL MONEY FUND
The "Strategy" section of the Schwab Municipal Money Fund in each Prospectus identified above is hereby amended by adding the following paragraph as the new second paragraph of the section:

     The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

2.   CHANGES WITH RESPECT TO THE SCHWAB AMT TAX-FREE MONEY FUND
The "Strategy" section of the Schwab AMT Tax-Free Money Fund in each of the Schwab Municipal Money Funds - Sweep Investments Prospectus and Schwab Value Advantage Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

     The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.


                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                  YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

(C)2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC (08/08)

THIS SUPPLEMENT IS NOT PART OF THE SHAREHOLDER REPORT.


  SUPPLEMENT DATED AUGUST 22, 2008 TO THE FOLLOWING APRIL 30, 2008 PROSPECTUSES

                         SCHWAB MUNICIPAL MONEY FUNDS -
                              SWEEP INVESTMENTS TM

                      SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.


1.  CHANGES WITH RESPECT TO THE SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
The "Strategy" section of the Schwab California Municipal Money Fund in each Prospectus identified above is hereby amended by adding the following paragraph as the new second paragraph of the section:

   The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and California personal income tax. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

2.   CHANGES WITH RESPECT TO THE SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND
The "Strategy" section of the Schwab California AMT Tax-Free Money Fund in the Schwab Value Advantage Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

   The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and California personal income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.


                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                  YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

(C)2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC (08/08)

THIS SUPPLEMENT IS NOT PART OF THE SHAREHOLDER REPORT.


  SUPPLEMENT DATED AUGUST 22, 2008 TO THE FOLLOWING APRIL 30, 2008 PROSPECTUSES

                         SCHWAB MUNICIPAL MONEY FUNDS -
                              SWEEP INVESTMENTS TM

                      SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

1.    CHANGES WITH RESPECT TO THE SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
The "Strategy" section of the Schwab Pennsylvania Municipal Money Fund in the Schwab Municipal Money Funds - Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

   The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of Pennsylvania tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and Pennsylvania personal income tax. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

2.    CHANGES WITH RESPECT TO THE SCHWAB NEW YORK AMT TAX-FREE MONEY FUND
The "Strategy" section of the Schwab New York AMT Tax-Free Money Fund in each Prospectus identified above is hereby amended by adding the following paragraph as the new second paragraph of the section:

   The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New York tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New York State income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

3.   CHANGES WITH RESPECT TO THE SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND
The "Strategy" section of the Schwab New Jersey AMT Tax-Free Money Fund in the Schwab Municipal Money Funds - Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

   The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New Jersey tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New Jersey gross income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

4. CHANGES WITH RESPECT TO THE SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND The "Strategy" section of the Schwab Massachusetts AMT Tax-Free Money Fund in the Schwab Municipal Money Funds - Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

   The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of Massachusetts tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and Massachusetts personal income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                  YOUR RECORDS.


                                                          [CHARLES SCHWAB LOGO]
(C) 2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC (08/08)

  SUPPLEMENT DATED AUGUST 22, 2008 TO THE FOLLOWING APRIL 30, 2008 PROSPECTUSES

                         SCHWAB MUNICIPAL MONEY FUNDS --
                              SWEEP INVESTMENTS(TM)

                       SCHWAB MUNICIPAL MONEY FUND(TM) --
                         INSTITUTIONAL AND SELECT SHARES

                      SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

1. CHANGES WITH RESPECT TO THE SCHWAB MUNICIPAL MONEY FUND

The "Strategy" section of the Schwab Municipal Money Fund in each Prospectus identified above is hereby amended by adding the following paragraph as the new second paragraph of the section:

      The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

2. CHANGES WITH RESPECT TO THE SCHWAB AMT TAX-FREE MONEY FUND

The "Strategy" section of the Schwab AMT Tax-Free Money Fund in each of the Schwab Municipal Money Funds - Sweep Investments Prospectus and Schwab Value Advantage Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

      The fund may purchase certain variable rate demand securities issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

3. CHANGES WITH RESPECT TO THE SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

The "Strategy" section of the Schwab California Municipal Money Fund in each of the Schwab Municipal Money Funds -- Sweep Investments Prospectus and Schwab Value Advantage Investment Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

      The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and California personal income tax. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

4. CHANGES WITH RESPECT TO THE SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

The "Strategy" section of the Schwab California AMT Tax-Free Money Fund in the Schwab Value Advantage Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

      The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of California tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and California personal income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

5. CHANGES WITH RESPECT TO THE SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

The "Strategy" section of the Schwab Pennsylvania Municipal Money Fund in the Schwab Municipal Money Funds - Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

      The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of Pennsylvania tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and Pennsylvania personal income tax. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

6. CHANGES WITH RESPECT TO THE SCHWAB NEW YORK AMT TAX-FREE MONEY FUND

The "Strategy" section of the Schwab New York AMT Tax-Free Money Fund in each of the Schwab Municipal Money Funds -- Sweep Investments Prospectus and Schwab Value Advantage Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

      The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New York tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New York State income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

7. CHANGES WITH RESPECT TO THE SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND

The "Strategy" section of the Schwab New Jersey AMT Tax-Free Money Fund in the Schwab Municipal Money Funds - Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

      The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New Jersey tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and New Jersey gross income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

8. CHANGES WITH RESPECT TO THE SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND

The "Strategy" section of the Schwab Massachusetts AMT Tax-Free Money Fund in the Schwab Municipal Money Funds - Sweep Investments Prospectus is hereby amended by adding the following paragraph as the new second paragraph of the section:

      The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of Massachusetts tax-exempt municipal bonds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal and Massachusetts personal income tax, including the AMT. These securities are considered "municipal money market securities" for purposes of the fund's 80% investment policy stated above.

                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                  YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

(C)2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC REG44205 -- 00 (08/08)